Income Tax Note - Schedule of Canadian Federal and Provincial Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Canadian Federal and Provincial Statutory Income Tax Rate [Abstract]
Net Income/(Loss) before recovery of income taxes	$ (6,936,421)	$ 1,011,790	$ (51,159,048)
Expected income tax (recovery)/expense	(1,838,152)	268,124	(13,557,148)
Difference in foreign tax rates	18,182	6,871	966
Listing expense			10,992,625
Non-taxable fair value gain adjustment		(1,722,146)
Non-deductible R&D costs	345,121
Non-deductible loss on loan settlement		449,196
Share issue costs booked to equity	(154,187)	(246,802)
Other permanent expenses	(26,959)	1,787	2,061,001
Change in tax benefits not recognized	1,655,995	1,242,970	502,556
Income tax (recovery)/expense